Income taxes - Unrecognized deferred tax assets (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 67,048,378	$ 36,147,891
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	64,266,641	35,477,657
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	744,506	129,219
Scientific Research & Experimental Development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 2,037,231	$ 541,015